Ordinary shares, share premium, and other equity (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Beginning Balance		£ 71,365		£ 65,864		£ 65,958
Issued to staff under share incentive plans		591		856		1,211
Issuances relating to Scrip Dividend Programme		117		68		137
Issue and exchange of other equity instruments		2,490		1,132		995
Other		16		14		(27)
Ending Balance		66,016		71,365		65,864
Barclays Bank PLC [member]
Beginning Balance		70,955		66,019		66,045
Issued to staff under share incentive plans				0		571
Issuances relating to Scrip Dividend Programme				0		0
Issue and exchange of other equity instruments		2,496		1,136		1,000
Other		(3)		10		(2)
Ending Balance		65,734		70,955		66,019
Called up share capital [member]
Beginning Balance		4,241		4,201
Issued to staff under share incentive plans		12		30
Issuances relating to Scrip Dividend Programme		12		10
Issue and exchange of other equity instruments		0		0
Other		0		0
Ending Balance		£ 4,265		£ 4,241		£ 4,201
Called up share capital [member] | Ordinary shares [member]
Number of shares outstanding, begining balance		16,963		16,805
Increase (decrease) in number of ordinary shares issued through sharebased payment transactions		46		116
Increase (decrease) in number of ordinary shares issued		51		42
Number of shares outstanding, ending balance		17,060		16,963		16,805
Called up share capital [member] | Ordinary shares [member] | Barclays Bank PLC [member]
Beginning Balance		£ 2,342		£ 2,342
Issue and exchange of other equity instruments		0		0
Other		0		0
Ending Balance		2,342		2,342		£ 2,342
Called up share capital [member] | Preference shares [member] | Barclays Bank PLC [member]
Beginning Balance		28		38
Issue and exchange of other equity instruments		0		0
Other		(9)		(10)
Ending Balance		19		28		38
Share premium [member]
Beginning Balance		17,601		17,385
Issued to staff under share incentive plans		74		158
Issuances relating to Scrip Dividend Programme		105		58
Issue and exchange of other equity instruments		0		0
Other		0		0
Ending Balance		17,780		17,601		17,385
Share premium [member] | Barclays Bank PLC [member]
Beginning Balance		12,092		12,092
Issue and exchange of other equity instruments		0		0
Other		0		0
Ending Balance		12,092		12,092		12,092
Called up share capital and share premium [member]
Beginning Balance		21,842	[1]	21,586	[1]	20,809
Issued to staff under share incentive plans		86	[1]	188	[1]	640
Issuances relating to Scrip Dividend Programme		117	[1]	68	[1]	137
Issue and exchange of other equity instruments		0	[1]	0	[1]	0
Other		0	[1]	0	[1]	0
Ending Balance	[1]	22,045		21,842		21,586
Called up share capital and share premium [member] | Barclays Bank PLC [member]
Beginning Balance		14,462		14,472	[2]	14,472	[2]
Issued to staff under share incentive plans				0		0
Issuances relating to Scrip Dividend Programme				0		0
Issue and exchange of other equity instruments	[2]	0		0		0
Other	[2]	0		7		0
Ending Balance		14,453	[2]	14,462		14,472	[2]
Called up share capital and share premium [member] | Preference shares [member] | Barclays Bank PLC [member]
Other		(9)		(10)
Other equity instruments [member]
Beginning Balance		6,449	[1]	5,305	[1]	4,322
Issued to staff under share incentive plans		0	[1]	0	[1]	0
Issuances relating to Scrip Dividend Programme		0	[1]	0	[1]	0
Issue and exchange of other equity instruments		2,490	[1]	1,132	[1]	995
Other		2	[1]	12	[1]	(12)
Ending Balance	[1]	8,941		6,449		5,305
Other equity instruments [member] | Barclays Bank PLC [member]
Beginning Balance		6,486		5,350	[2]	4,350	[2]
Issued to staff under share incentive plans				0		0
Issuances relating to Scrip Dividend Programme				0		0
Issue and exchange of other equity instruments	[2]	2,496		1,136		1,000
Other	[2]	0		0		0
Ending Balance		£ 8,982	[2]	£ 6,486		£ 5,350	[2]

[1]	For further details refer to Note 31 .
[2]	For further details refer to Note l